INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Investment In Legacy Dole (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investments [Roll Forward]
Carrying amount, beginning balance	$ 458,557	$ 458,557
Share of net income		48,027	$ 30,279	$ 36,943
Carrying amount, ending balance		126,534	458,557
Legacy Dole
Equity Method Investments [Roll Forward]
Carrying amount, beginning balance	340,485	340,485	313,289
Share of net income	38,874	38,874	21,868	24,890
Share of other comprehensive income		3,999	4,551
Share of repayment of receivable from affiliates		469	777
Impairment	(122,926)	(122,926)	0	0
Equity method investment becoming subsidiary		(259,000)
Foreign exchange impact		(1,901)
Carrying amount, ending balance	$ 259,000	$ 0	$ 340,485	$ 313,289